Annual Fund Operating Expenses - DAC 3D Dividend Growth ETF - DAC 3D Dividend Growth ETF Class	Nov. 26, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.65%

[1]	Other Expenses are estimated for the current fiscal year